Segments (Assets) (Detail) - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net		$ 238,595,388	$ 246,969,993		$ 239,948,063
Total Assets		254,079,359	257,999,077		254,274,393
Cash and cash equivalents		5,847,369	3,116,147	$ 5,518,204	6,626,423	$ 5,636,002
Other assets, net		5,451,230	5,745,982		5,895,991
Significant Reconciling Items [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Other assets, net		9,636,602	7,912,937		7,699,907
Office/Industrial Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	[1]	162,357,260	172,309,537		178,776,776
Total Assets	[2]	166,648,955	175,689,722		188,805,090
Residential Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	[1]	38,280,020	34,813,680		16,888,267
Total Assets	[2]	39,265,806	35,960,179		14,395,904
Retail Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	[1]	31,893,613	33,398,992		35,395,235
Total Assets	[2]	$ 32,680,626	$ 35,320,092		$ 36,747,069

[1]	Includes lease intangibles and the land purchase option related to property acquisitions.
[2]	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.